Goodwill - Summary of key assumptions used for assessing the recoverable amount of goodwill (Details) - Goodwill - Integra Gold Corporation - $ / oz	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Top of range
Disclosure of reconciliation of changes in goodwill [line items]
Gold price ($/oz)	1,900	1,725
Real discount rate	7.25%	7.00%
Bottom of range
Disclosure of reconciliation of changes in goodwill [line items]
Gold price ($/oz)	1,700	1,600
Real discount rate	6.25%	6.00%